Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-0619
1.9885513.101

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	2,163,142	$66,970,876
CenturyLink, Inc.	439,735	5,021,774
Verizon Communications, Inc.	373,899	21,383,284
		93,375,934
Entertainment - 0.3%
Viacom, Inc. Class B (non-vtg.)	168,347	4,866,912
Interactive Media & Services - 0.1%
SINA Corp. (a)	29,082	1,830,421
Media - 5.4%
Comcast Corp. Class A	1,601,550	69,715,463
Discovery Communications, Inc. Class A (a)	229,351	7,086,946
DISH Network Corp. Class A (a)	106,098	3,726,162
Liberty Global PLC Class A (a)	359,810	9,718,468
News Corp. Class A	235,773	2,928,301
Nexstar Broadcasting Group, Inc. Class A	19,706	2,306,587
Tegna, Inc.	99,787	1,588,609
Tribune Media Co. Class A	37,330	1,724,646
		98,795,182

TOTAL COMMUNICATION SERVICES		198,868,449

CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.7%
BorgWarner, Inc.	96,041	4,011,633
Gentex Corp.	119,869	2,760,583
Lear Corp.	28,907	4,133,701
The Goodyear Tire & Rubber Co.	107,368	2,062,539
		12,968,456
Automobiles - 2.6%
Ford Motor Co.	1,806,929	18,882,408
General Motors Co.	606,124	23,608,530
Harley-Davidson, Inc.	73,773	2,746,569
Thor Industries, Inc.	24,188	1,593,264
		46,830,771
Diversified Consumer Services - 0.1%
H&R Block, Inc.	94,221	2,563,753
Hotels, Restaurants & Leisure - 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	100,642	5,675,202
Wyndham Destinations, Inc.	43,680	1,902,701
		7,577,903
Household Durables - 1.7%
D.R. Horton, Inc.	153,940	6,821,081
Lennar Corp. Class A	138,090	7,184,823
Mohawk Industries, Inc. (a)	28,421	3,872,361
Newell Brands, Inc.	179,863	2,586,430
PulteGroup, Inc.	117,899	3,709,103
Toll Brothers, Inc.	62,037	2,363,610
Whirlpool Corp.	29,418	4,083,807
		30,621,215
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	194,278	3,312,440
Multiline Retail - 1.3%
Kohl's Corp.	76,356	5,428,912
Macy's, Inc.	142,189	3,347,129
Nordstrom, Inc.	49,555	2,032,746
Target Corp.	171,969	13,313,840
		24,122,627
Specialty Retail - 1.0%
Aaron's, Inc. Class A	31,075	1,730,567
American Eagle Outfitters, Inc.	77,245	1,836,886
Best Buy Co., Inc.	107,328	7,986,276
Foot Locker, Inc.	52,201	2,986,419
Gap, Inc.	98,771	2,575,948
		17,116,096
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	70,576	3,110,990
PVH Corp.	34,719	4,478,404
Ralph Lauren Corp.	24,388	3,208,973
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	61,375	1,943,133
		12,741,500

TOTAL CONSUMER DISCRETIONARY		157,854,761

CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	86,773	5,569,959
Food & Staples Retailing - 1.6%
Kroger Co.	368,878	9,509,675
Walgreens Boots Alliance, Inc.	370,813	19,864,452
		29,374,127
Food Products - 1.6%
Ingredion, Inc.	30,498	2,889,686
The J.M. Smucker Co.	52,150	6,395,155
The Kraft Heinz Co.	287,573	9,558,927
Tyson Foods, Inc. Class A	131,461	9,860,890
		28,704,658

TOTAL CONSUMER STAPLES		63,648,744

ENERGY - 13.1%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	195,052	4,796,329
Oil, Gas & Consumable Fuels - 12.9%
Chevron Corp.	556,511	66,814,711
Cimarex Energy Co.	46,913	3,221,047
ConocoPhillips Co.	524,551	33,109,659
Devon Energy Corp.	200,931	6,457,922
EQT Corp.	117,802	2,409,051
Exxon Mobil Corp.	662,991	53,224,917
HollyFrontier Corp.	72,646	3,467,394
Marathon Oil Corp.	378,478	6,449,265
Marathon Petroleum Corp.	311,483	18,959,970
Murphy Oil Corp.	74,461	2,028,318
PBF Energy, Inc. Class A	55,417	1,860,903
Phillips 66 Co.	193,987	18,287,154
Valero Energy Corp.	193,106	17,506,990
		233,797,301

TOTAL ENERGY		238,593,630

FINANCIALS - 20.6%
Banks - 8.5%
Bank of America Corp.	687,273	21,016,808
Bank OZK	55,897	1,825,037
BankUnited, Inc.	45,843	1,676,937
Chemical Financial Corp.	25,248	1,109,145
Citigroup, Inc.	972,541	68,758,649
Citizens Financial Group, Inc.	212,885	7,706,437
Fifth Third Bancorp	355,936	10,258,076
First Horizon National Corp.	147,153	2,220,539
FNB Corp., Pennsylvania	150,046	1,820,058
KeyCorp	466,466	8,186,478
PacWest Bancorp	55,859	2,209,223
Popular, Inc.	46,214	2,667,010
Regions Financial Corp.	470,595	7,308,340
Sterling Bancorp	98,355	2,106,764
SunTrust Banks, Inc.	204,962	13,420,912
Synovus Financial Corp.	73,589	2,712,491
		155,002,904
Capital Markets - 4.4%
Goldman Sachs Group, Inc.	158,369	32,611,344
Invesco Ltd.	183,607	4,033,846
Janus Henderson Group PLC	76,290	1,912,590
Morgan Stanley	600,512	28,974,704
State Street Corp.	173,992	11,772,299
		79,304,783
Consumer Finance - 2.8%
Ally Financial, Inc.	186,194	5,531,824
Capital One Financial Corp.	216,349	20,083,678
Discover Financial Services	151,847	12,374,012
SLM Corp.	201,979	2,052,107
Synchrony Financial	301,982	10,469,716
		50,511,337
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	96,399	2,187,293
Insurance - 4.0%
AFLAC, Inc.	95,083	4,790,282
Assured Guaranty Ltd.	48,861	2,330,670
Athene Holding Ltd. (a)	58,694	2,650,621
Brighthouse Financial, Inc. (a)	53,948	2,254,487
Lincoln National Corp.	94,466	6,302,772
MetLife, Inc.	442,644	20,419,168
Principal Financial Group, Inc.	119,684	6,841,137
Prudential Financial, Inc.	189,122	19,992,087
Reinsurance Group of America, Inc.	28,778	4,360,155
Unum Group	99,244	3,664,088
		73,605,467
Mortgage Real Estate Investment Trusts - 0.4%
Chimera Investment Corp.	86,494	1,658,090
MFA Financial, Inc.	208,302	1,564,348
New Residential Investment Corp.	189,184	3,180,183
		6,402,621
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (a)	45,449	2,156,555
MGIC Investment Corp. (a)	164,324	2,405,703
Radian Group, Inc.	98,710	2,311,788
		6,874,046

TOTAL FINANCIALS		373,888,451

HEALTH CARE - 11.7%
Biotechnology - 5.0%
Biogen, Inc. (a)	90,959	20,851,441
Celgene Corp. (a)	309,595	29,306,263
Gilead Sciences, Inc.	589,799	38,360,527
United Therapeutics Corp. (a)	20,217	2,073,658
		90,591,889
Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	137,804	6,712,433
Cigna Corp.	175,740	27,914,542
CVS Health Corp.	599,773	32,615,656
Laboratory Corp. of America Holdings (a)	45,593	7,291,233
McKesson Corp.	88,700	10,577,475
		85,111,339
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	8,283	2,492,603
Pharmaceuticals - 1.9%
Allergan PLC	144,573	21,252,231
Jazz Pharmaceuticals PLC (a)	26,383	3,423,722
Mylan NV (a)	238,429	6,435,199
Perrigo Co. PLC	57,802	2,769,872
		33,881,024

TOTAL HEALTH CARE		212,076,855

INDUSTRIALS - 6.7%
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	50,059	3,408,017
Airlines - 2.5%
Alaska Air Group, Inc.	56,929	3,523,905
Delta Air Lines, Inc.	285,693	16,653,045
JetBlue Airways Corp. (a)	141,742	2,629,314
Southwest Airlines Co.	230,008	12,473,334
United Continental Holdings, Inc. (a)	103,602	9,206,074
		44,485,672
Building Products - 1.0%
Johnson Controls International PLC	422,041	15,826,538
Owens Corning	50,670	2,597,851
		18,424,389
Construction & Engineering - 0.4%
AECOM (a)	72,179	2,446,868
MasTec, Inc. (a)	28,476	1,442,309
Quanta Services, Inc.	65,363	2,653,738
		6,542,915
Electrical Equipment - 0.1%
Regal Beloit Corp.	19,785	1,683,308
Machinery - 1.7%
AGCO Corp.	29,719	2,103,511
Allison Transmission Holdings, Inc.	55,149	2,584,282
Cummins, Inc.	66,934	11,130,455
Oshkosh Corp.	32,390	2,675,090
PACCAR, Inc.	160,193	11,481,032
Timken Co.	31,532	1,511,959
		31,486,329
Professional Services - 0.1%
Manpower, Inc.	27,921	2,681,533
Road & Rail - 0.2%
Knight-Swift Transportation Holdings, Inc. Class A	57,600	1,920,960
Ryder System, Inc.	24,337	1,533,231
		3,454,191
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	55,723	2,766,090
Air Lease Corp. Class A	45,784	1,765,431
United Rentals, Inc. (a)	36,803	5,186,279
		9,717,800

TOTAL INDUSTRIALS		121,884,154

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	88,118	2,183,564
Juniper Networks, Inc.	158,230	4,394,047
		6,577,611
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	39,266	3,318,370
Avnet, Inc.	50,137	2,437,160
Dell Technologies, Inc. (a)	69,076	4,656,413
Flextronics International Ltd. (a)	241,105	2,661,799
Jabil, Inc.	65,102	1,966,731
SYNNEX Corp.	18,998	2,049,504
Tech Data Corp. (a)	17,256	1,839,662
		18,929,639
IT Services - 3.8%
Alliance Data Systems Corp.	21,075	3,374,108
DXC Technology Co.	124,049	8,154,981
IBM Corp.	411,476	57,717,739
		69,246,828
Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials, Inc.	439,001	19,346,774
Intel Corp.	1,258,943	64,256,451
Lam Research Corp.	70,559	14,636,053
Micron Technology, Inc. (a)	518,374	21,802,810
MKS Instruments, Inc.	24,026	2,186,606
NXP Semiconductors NV	135,468	14,308,130
ON Semiconductor Corp. (a)	189,451	4,368,740
Qorvo, Inc. (a)	56,778	4,292,985
Skyworks Solutions, Inc.	80,488	7,097,432
		152,295,981
Software - 0.8%
Microsoft Corp.	56,166	7,335,280
VMware, Inc. Class A	33,795	6,898,573
		14,233,853
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	21,040	4,222,097
Hewlett Packard Enterprise Co.	636,710	10,066,385
NCR Corp. (a)	54,999	1,592,221
Seagate Technology LLC	118,552	5,728,433
Western Digital Corp.	134,490	6,875,129
Xerox Corp.	92,416	3,082,998
		31,567,263

TOTAL INFORMATION TECHNOLOGY		292,851,175

MATERIALS - 6.6%
Chemicals - 4.1%
Celanese Corp. Class A	59,234	6,390,756
DowDuPont, Inc.	1,042,607	40,088,239
Eastman Chemical Co.	64,633	5,098,251
Huntsman Corp.	97,123	2,160,016
LyondellBasell Industries NV Class A	140,732	12,416,784
Olin Corp.	76,245	1,653,754
The Chemours Co. LLC	77,238	2,781,340
The Mosaic Co.	163,983	4,281,596
		74,870,736
Construction Materials - 0.1%
nVent Electric PLC	74,573	2,084,315
Containers & Packaging - 0.7%
International Paper Co.	185,070	8,663,127
WestRock Co.	118,085	4,532,102
		13,195,229
Metals & Mining - 1.5%
Alcoa Corp. (a)	86,235	2,300,750
Cleveland-Cliffs, Inc.	135,302	1,351,667
Freeport-McMoRan, Inc.	670,036	8,248,143
Nucor Corp.	141,209	8,058,798
Reliance Steel & Aluminum Co.	31,017	2,852,323
Steel Dynamics, Inc.	106,145	3,362,674
United States Steel Corp.	80,099	1,249,544
		27,423,899
Paper & Forest Products - 0.2%
Domtar Corp.	29,096	1,422,794
Louisiana-Pacific Corp.	62,606	1,568,280
		2,991,074

TOTAL MATERIALS		120,565,253

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Medical Properties Trust, Inc.	176,211	3,076,644
Sabra Health Care REIT, Inc.	81,732	1,598,678
		4,675,322
UTILITIES - 1.5%
Electric Utilities - 1.5%
Exelon Corp.	442,802	22,560,762
Vistra Energy Corp.	180,379	4,915,328
		27,476,090
TOTAL COMMON STOCKS
(Cost $1,787,290,022)		1,812,382,884
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,787,290,022)		1,812,382,884
NET OTHER ASSETS (LIABILITIES) - 0.2%(b)		4,296,825
NET ASSETS - 100%		$1,816,679,709

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	June 2019	$4,422,750	$81,095	$81,095

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Includes $308,700 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,408
Fidelity Securities Lending Cash Central Fund	14,147
Total	$106,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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